Intangible Assets (Details) - Schedule of growth rate assumptions	Dec. 31, 2022	Dec. 31, 2021
GEO [Member]
Intangible Assets (Details) - Schedule of growth rate assumptions [Line Items]
Growth rate assumptions
LEO [Member]
Intangible Assets (Details) - Schedule of growth rate assumptions [Line Items]
Growth rate assumptions	2.00%	3.00%